Leases - Summary Of The Company leases its office facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 10,599	$ 14,019
2022	21,867	15,120
2023	20,194	14,611
2024	19,648	14,425
2025	17,888	14,585
Thereafter	76,779	68,148
Total	$ 166,975	$ 140,908